Other Financial Obligations	12 Months Ended
Dec. 31, 2018
Other Financial Obligations
Other Financial Obligations

24.  Other Financial Obligations:

As of December 31, 2017 and 2018, other financial institutions are detailed as follows:

	2017	2018
	MCh$	MCh$
Other Chilean obligations	104,665	95,912
Public sector obligations	32,498	22,102
Total	137,163	118,014